Segment Data (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Revenues		$ 26,071,995	$ 20,603,255
Revenues from Foreign Operations		3,299,937	2,883,491
Depreciation and Amortization		6,767,741	6,711,398
Loss from Operations		15,545,087	28,830,463
Interest Expense		(1,197,127)	(2,117,438)
Capital Expenditures		2,264,122	17,182,956
Total Property and Equipment, net		20,554,307	21,440,097
Total Property and Equipment, net in Foreign Countries		358,481	442,925
Total Assets		71,321,074	65,666,937
Gaming and Entertainment [Member]
Revenues		18,523,632	16,326,923
Revenues from Foreign Operations		2,441,660	2,499,058
Depreciation and Amortization		3,218,931	4,003,937
Loss from Operations		1,011,550	2,116,272
Interest Expense		115,726
Capital Expenditures		939,576	766,770
Total Property and Equipment, net		2,470,293	711,863
Total Property and Equipment, net in Foreign Countries
Total Assets		39,290,001	37,315,493
E-Sports [Member]
Revenues		7,548,363	4,276,332
Revenues from Foreign Operations		858,277	384,433
Depreciation and Amortization		3,548,810	2,707,461
Loss from Operations		12,260,957	26,714,191
Interest Expense			2,117,438
Capital Expenditures		1,324,546	16,416,186
Total Property and Equipment, net		18,084,014	20,308,234
Total Property and Equipment, net in Foreign Countries		358,481	442,925
Total Assets		21,702,158	27,931,444
Corporate [Member]
Revenues	[1]
Revenues from Foreign Operations	[1]
Depreciation and Amortization	[1]
Loss from Operations	[1]	2,272,580
Interest Expense	[1]	1,081,401
Capital Expenditures
Total Property and Equipment, net	[1]
Total Property and Equipment, net in Foreign Countries	[1]
Total Assets	[1]	$ 10,328,915

[1]	Represents unallocated corporate assets not directly attributable to any one of the business segments and unallocated corporate operating losses resulting from general corporate overhead expenses not directly attributable to any one of the business segments. Corporate operating expense are reported separate from the Company's identified segments and are included in general and administrative expenses on the accompanying consolidated statements of operations.